Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 14. Commitments and contingencies
Letters of credit
As of June 30, 2021 and December 31, 2020, the Company had $6.9 million and $7.4 million, respectively, in irrevocable stand-by
letters of credit outstanding, which were issued primarily to guarantee data center lease obligations, and another subsidiary’s performance under a line of credit. As of June 30, 2021 and December 31, 2020, no amounts had been drawn on any of these irrevocable standby letters of credit.
Success fees
As of June 30, 2021, the Company had success fee arrangements with Citibank and Morgan Stanley for $14.1 million and $4 million, respectively, which were contingent on the successful completion of the Business Combination. These fees were paid in August 2021, following consummation of the Business Combination – see Note 17, and accounted for as a reduction of additional paid-in
capital against the transaction proceeds.
Purchase obligations
As of June 30, 2021 and December 31, 2020, the Company had approximately $6.5 million and $8.2 million, respectively, of purchase commitments related to IT licenses, utilities and colocation operations. These amounts do not represent the Company’s entire anticipated purchases in the future but represent only those items for which the Company was contractually committed as of June 30, 2021 and December 31, 2020, respectively.
Litigation
From time to time the Company is involved in certain legal proceedings and claims that arise in the ordinary course of business. It is the Company’s policy to accrue for amounts related to these legal matters if it is probable that a liability has been incurred and the amount is reasonably estimable. In the opinion of the management, based on consultations with counsel, the results of any of these matters individually and in the aggregate, ar
e
 not expected to have a material effect on the Company’s results of operations, financial condition or cash flows.

Note 18. Commitments and contingencies
Letters of credit
As of December 31, 2020 and 2019, the Company had $7.4 million and $6.8 million, respectively, in irrevocable stand-by
letters of credit outstanding, which were issued primarily to guarantee data center lease obligations, to guarantee a subsidiary’s performance under a services agreement (in 2019 only), and another subsidiary’s performance under a line of credit. As of December 31, 2020 and 2019, no amounts had been drawn on any of these irrevocable standby letters of credit.
Purchase obligations
As of December 31, 2020 and 2019, the Company had approximately $8.2 million and $1.3 million, respectively, of purchase commitments related to IT licenses, utilities and colocation operations. These amounts do not represent the Company’s entire anticipated purchases in the future but represent only those items for which the Company was contractually committed as of December 31, 2020 and 2019, respectively.
Litigation
From time to time the Company is involved in certain legal proceedings and claims that arise in the ordinary course of business. It is the Company’s policy to accrue for amounts related to these legal matters if it is probable that a liability has been incurred and the amount is reasonably estimable. In the opinion of the management, based on consultations with counsel, the results of any of these matters individually and in the aggregate, are not expected to have a material effect on the Company’s results of operations, financial condition or cash flows.